Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 60,057	$ 27,143
Short-term investments	848	696
Accounts receivable (note 6)	77,178	38,324
Inventories (note 7)	70,624	35,660
Prepaid expenses	5,055	3,475
Total current assets	213,762	105,298
Long-term investments (note 8)	13,422	35,142
Property, plant and equipment (note 10)	59,682	42,527
Intangible assets (note 11)	22,858	22,307
Deferred income tax assets (note 19(b))	3,767	2,538
Goodwill (note 12)	2,923	3,008
Other long-term assets	15,046	2,863
Total assets	331,460	213,683
Current liabilities:
Accounts payable and accrued liabilities (note 13)	93,245	57,454
Current portion of restructuring obligation (note 14)	5,408	0
Current portion of deferred revenue	4,656	1,779
Current portion of long-term debt (note 15)	48,097	8,257
Current portion of royalty payable (note 16)	1,500	0
Current portion of warranty liability (note 17)	6,834	5,554
Total current liabilities	159,740	73,044
Restructuring obligation (note 14)	8,715	0
Deferred revenue	3,559	1,513
Long-term debt (note 15)	30,935	54,190
Long-term royalty payable (note 16)	20,062	0
Warranty liability (note 17)	6,936	8,437
Deferred income tax liabilities (note 19(b))	9,803	3,570
Other long-term liabilities	6,272	1,302
Total liabilities	246,022	142,056
Share capital (note 18):
Authorized: Unlimited common shares, no par value Unlimited preferred shares in series, no par value Issued: 110,109,092 (2015 - 64,380,819) common shares	1,042,410	937,029
Other equity instruments	20,926	16,460
Additional paid in capital	10,079	9,837
Accumulated deficit	(956,890)	(859,317)
Accumulated other comprehensive income	(31,087)	(32,382)
Total shareholders' equity	85,438	71,627
Commitments and contingencies (note 21)
Total liabilities and shareholders' equity	$ 331,460	$ 213,683